LOSS PER SHARE (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares	288,500	313,000
Non Employees Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares	57,366	57,366
Non Employees Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares		1,000,000